PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Schedule of property, plant and equipment

        Property, plant and equipment (including equipment under capital leases) as of December 31, 2016 consist of the following assets, which are depreciated or amortized on a straight-line basis over their estimated useful lives.

		Estimated Useful Lives(a)
Customer equipment	$871,049	3 to 5 years
Headends and related equipment	1,482,631	4 to 25 years
Infrastructure	3,740,494	3 to 25 years
Equipment and software	735,012	3 to 10 years
Construction in progress (including materials and supplies)	84,321
Furniture and fixtures	45,576	5 to 12 years
Transportation equipment	135,488	5 to 10 years
Buildings and building improvements	390,337	10 to 40 years
Leasehold improvements	104,309	Term of lease
Land	47,715

	7,636,932
Less accumulated depreciation and amortization	(1,039,297)

	$6,597,635

(a)

The estimated useful lives presented reflect the period of depreciation and amortization for the purchase of assets in new condition and do not reflect the remaining useful lives of the assets at December 31, 2016.

Schedule of buildings and equipment under capital lease

        At December 31, 2016, the gross amount of buildings and equipment and related accumulated amortization recorded under capital leases were as follows:

Buildings and equipment	$53,833
Less accumulated amortization	(6,306)

$47,527

Cablevision Systems Corporation And Subsidiaries
Property, Plant and Equipment [Line Items]
Schedule of property, plant and equipment

	December 31, 2015	Estimated Useful Lives
Customer equipment	$1,952,336	3 to 5 years
Headends and related equipment	2,388,289	4 to 25 years
Infrastructure	5,639,226	3 to 25 years
Equipment and software	1,577,616	3 to 10 years
Construction in progress (including materials and supplies)	87,412
Furniture and fixtures	96,561	5 to 12 years
Transportation equipment	210,013	5 to 18 years
Buildings and building improvements	322,267	10 to 40 years
Leasehold improvements	354,136	Term of lease
Land	14,507

	12,642,363
Less accumulated depreciation and amortization	(9,625,348)

	$3,017,015

Schedule of buildings and equipment under capital lease
December 31, 2015
Equipment	$90,099
Less accumulated amortization	(28,119)

$61,980